Income Taxes - Components of Income Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax expense (benefit) :
Federal			$ 51.3	$ (18.0)	$ (384.0)
State			(5.3)	(22.0)	(15.0)
Total current tax expense (benefit)			46.0	(40.0)	(399.0)
Deferred tax expense (benefit) :
Federal			(49.4)	213.0	568.0
State			(1.8)	2.0	2.0
Total deferred tax expense (benefit)			(51.2)	215.0	570.0
Income tax expense (benefit)	$ (6.4)	$ (4.0)	$ (5.2)	$ 175.0	$ 171.0